Government Grants - Summary of Changes in Government Grants for Specific Business Projects (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Beginning balance	₩ 521,101	₩ 512,747
Ending Balance	₩ 538,977	₩ 521,101
Government Grants For Specific Business Projects 1 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Description	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Period	2021.04.01 ~ 2022.06.30	2021.04.01 ~ 2022.06.30
Budget	₩ 211,235	₩ 211,235
Beginning balance	1,120	17,735
Received	0	71,685
Interest	0	0
Used	(51)	(88,300)
Return	0	0
Others	0	0
Ending Balance	₩ 1,069	₩ 1,120
Government Grants For Specific Business Projects 2 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Construction of the Integrated Control System for Renewable Energy in Transmission Area	2021 project to support the supply of open electric vehicle charging station
Description	Construction of the Integrated Control System for Renewable Energy in Transmission Area	2021 project to support the supply of open electric vehicle charging station
Period	2022.01.01 ~ 2023.09.30	2021.01.01 ~ 2022.05.31
Budget	₩ 940	₩ 40,100
Beginning balance	0	0
Received	798	11,796
Interest	0	0
Used	(798)	(11,796)
Return	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 3 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Electricity supply business in rural areas (Newly Electricity Supply Contribution Fees)	2022 Electricity supply business in rural areas (Newly Electricity Supply Construction Fees)
Description	Electricity supply business in rural areas (Newly Electricity Supply Contribution Fees)	2022 Electricity supply business in rural areas (Newly Electricity Supply Construction Fees)
Period	2023.01.01 ~ 2024.01.31	2022.01.01 ~ 2023.01.31
Budget	₩ 2	₩ 149
Beginning balance	0	0
Received	35	151
Interest	0	0
Used	(35)	(151)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 4 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Electricity supply business in rural areas (Reservation of Financial Loans)	2022 Electricity supply business in rural areas (Reservation of Financial Loans)
Description	Electricity supply business in rural areas (Reservation of Financial Loans)	2022 Electricity supply business in rural areas (Reservation of Financial Loans)
Period	2023.01.01 ~ 2024.01.31	2022.01.01 ~ 2023.01.31
Budget	₩ 166	₩ 166
Beginning balance	0	0
Received	166	166
Interest	0	0
Used	(166)	(166)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 5 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Electricity supply business in rural areas (Support for operational deficits of electricity providers)	2022 Electricity supply business in rural areas (Support for operational deficits of electricity providers)
Description	Electricity supply business in rural areas (Support for operational deficits of electricity providers)	2022 Electricity supply business in rural areas (Support for operational deficits of electricity providers)
Period	2023.01.01 ~ 2024.01.31	2023.01.31 ~ 2022.01.31
Budget	₩ 158,275	₩ 166,732
Beginning balance	0	0
Received	149,259	158,669
Interest	0	0
Used	(149,259)	(158,669)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 6 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Electricity supply business in rural areas (Technical support for local governments and residents)	2022 Electricity supply business in rural areas (Technical support for local governments and residents)
Description	Electricity supply business in rural areas (Technical support for local governments and residents)	2022 Electricity supply business in rural areas (Technical support for local governments and residents)
Period	2023.01.01 ~ 2024.01.31	2022.01.01 ~ 2023.01.31
Budget	₩ 1,176	₩ 1,028
Beginning balance	0	0
Received	1,862	268
Interest	0	0
Used	(1,862)	(268)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 7 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2022 Electricity supply business in rural areas (Support for Losses in Local Government Operations)
Description	Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2022 Electricity supply business in rural areas (Support for Losses in Local Government Operations)
Period	2023.01.01 ~ 2024.01.31	2022.01.01 ~ 2023.01.31
Budget	₩ 12,036	₩ 10,078
Beginning balance	0	0
Received	8,619	11,071
Interest	0	0
Used	(8,619)	(11,071)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 8 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Establishment of eco-friendly microgrid in island areas	2022 Establishment of eco-friendly microgrid in island areas
Description	Establishment of eco-friendly microgrid in island areas	2022 Establishment of eco-friendly microgrid in island areas
Period	2023.01.01 ~ 2024.01.31	2022.01.01 ~ 2023.01.31
Budget	₩ 3,871	₩ 7,742
Beginning balance	0	0
Received	26,091	14,113
Interest	0	0
Used	(26,091)	(14,113)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 9 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Operating expenses for regional projects around the power plant	2022 Operating expenses for regional projects around the power plant
Description	Operating expenses for regional projects around the power plant	2022 Operating expenses for regional projects around the power plant
Period	2023.01.01 ~ 2023.12.31	2022.01.01 ~ 2022.12.31
Budget	₩ 361	₩ 387
Beginning balance	0	0
Received	51	63
Interest	0	0
Used	(51)	(63)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 10 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	2023 Renewable Energy Generation Difference Support	2022 Renewable Energy Generation Difference Support
Description	Renewable Energy Generation Difference Support	2022 Renewable Energy Generation Difference Support
Period	2023.01.01 ~ 2023.12.31	2022.01.01 ~ 2022.12.31
Budget	₩ 78,311	₩ 98,656
Beginning balance	0	0
Received	69,599	81,739
Interest	0	0
Used	(69,599)	(81,739)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 11 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Safety inspection of general electrical equipment	Safety inspection of general electrical equipment
Description	Safety inspection of general electrical equipment	Safety inspection of general electrical equipment
Period	2023.01.01 ~ 2023.12.31	2022.01.01 ~ 2022.12.31
Budget	₩ 2,560	₩ 2,122
Beginning balance	0	0
Received	2,560	2,117
Interest	0	0
Used	(2,560)	(2,117)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 12 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Establishment of Integrated Control System for Renewable Energy in the power distribution sector	Establishment of Integrated Control System for Renewable Energy in the transmission and substation sector
Description	Establishment of Integrated Control System for Renewable Energy in the power distribution sector	Establishment of Integrated Control System for Renewable Energy in the transmission and substation sector
Period	2023.01.01 ~ 2023.04.18	2021.01.01 ~ 2022.08.31
Budget	₩ 495	₩ 940
Beginning balance	0	0
Received	635	463
Interest	0	0
Used	(635)	(463)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 13 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Energy	Ministry of Trade, Industry and Energy
Business Name	Support for the installation of workplace daycare centers	Establishment of Integrated Control System for Renewable Energy in the power distribution sector
Description	Support for the installation of workplace daycare centers	Establishment of Integrated Control System for Renewable Energy in the power distribution sector
Period	2023.01.01 ~ 2023.12.31	2021.01.01 ~ 2022.08.31
Budget	₩ 2,510	₩ 5,060
Beginning balance	0	0
Received	680	5,027
Interest	2	0
Used	(680)	(5,027)
Return	(1,832)	0
Others	1,832	0
Ending Balance	₩ 2	₩ 0
Government Grants For Specific Business Projects 14 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Employment and Labor	Ministry of Employment and Labor
Business Name	Support for replacement of teaching materials at workplace daycare centers	Support for replacement of teaching materials at workplace daycare centers
Description	Support for replacement of teaching materials at workplace daycare centers	Support for replacement of teaching materials at workplace daycare centers
Period	2023.01.01 ~ 2023.12.31	2022.01.01 ~ 2022.01.07
Budget	₩ 1,490	₩ 48
Beginning balance	0	0
Received	270	29
Interest	0	0
Used	(270)	(29)
Return	0	0
Others	0	0
Ending Balance	₩ 0	₩ 0